                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)




PAR
AMOUNT
(000)     DESCRIPTION                                                              COUPON         MATURITY                VALUE
          MUNICIPAL BONDS    155.3%
          ALABAMA    1.8%
$ 2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                5.250 %        01/01/23            $    2,150,160
  2,375   Marshall Cnty, AL Hlthcare Ser C                                         6.000          01/01/32                 2,544,290
      5   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
          Energy Svc Co Proj Rfdg                                                  6.950          01/01/20                        29
                                                                                                                      --------------
                                                                                                                           4,694,479
                                                                                                                      --------------

          ARIZONA    0.6%
  1,500   Maricopa Cnty, AZ Stadium Dist Rfdg (AMBAC Insd)                         5.375          06/01/19                 1,678,395
                                                                                                                      --------------

          ARKANSAS    1.3%
  3,035   Fort Smith, AR Wtr & Swr Rev Ser A Rfdg (FSA Insd)                       5.250          10/01/16                 3,373,008
                                                                                                                      --------------

          CALIFORNIA    11.7%
     30   California Rural Home Mtg Fin Auth Single Family Mtg
          Rev Ser C (AMT) (GNMA Collateralized)                                    7.800          02/01/28                    30,667
  4,500   California St (AMBAC Insd)                                               5.125          10/01/27                 4,758,525
  5,500   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                        5.500          05/01/16                 6,241,455
  2,000   California St Dept Wtr Res Pwr Ser A                                     5.750          05/01/17                 2,264,980
  3,500   California St Pub Wks Brd Lease Rev Dept Corrections
          Ser C                                                                    5.250          06/01/28                 3,695,895
  2,500   California St Pub Wks Brd Lease Rev Dept Corrections
          Ser E Rfdg (XLCA Insd)                                                   5.000          06/01/18                 2,714,300
  2,000   California St Pub Wks Brd Lease Rev Dept Mental Hlth
          Coalinga A                                                               5.000          06/01/25                 2,082,380
  5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)                                         *            09/01/17                 2,712,000
  4,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
          Apprec Sr Lien Ser A (Escrowed to Maturity)                              7.050          01/01/10                 4,784,800
  1,500   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (AMBAC Insd)                            5.000          07/01/23                 1,554,285
                                                                                                                      --------------
                                                                                                                          30,839,287
                                                                                                                      --------------

          COLORADO    4.1%
  1,505   Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA Insd) (a)                         5.250          12/01/15                 1,702,381
  1,000   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                6.500          11/15/31                 1,111,170




  1,000   Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg Ser B2
          (AMT) (FHA Gtd)                                                          5.800          10/01/28                 1,031,320
    171   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                  7.250          05/01/27                   172,746
    135   Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                  7.550          11/01/27                   136,430
  1,000   Denver, CO City & Cnty Arpt Rev Ser B (AMT) (MBIA Insd)                  6.250          11/15/07                 1,077,760
  1,005   Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (AMT)
          (FHA Gtd)                                                                5.950          07/01/28                 1,039,512
  1,000   Highlands Ranch Metro Dist No 2 CO Rfdg (FSA Insd)                       6.500          06/15/11                 1,190,790
  3,000   Mesa Cnty, CO Vly Sch Dist No 51 Ser A (MBIA Insd)                       5.000          12/01/21                 3,271,080
                                                                                                                      --------------
                                                                                                                          10,733,189
                                                                                                                      --------------

          CONNECTICUT    2.1%
  3,250   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser
          A (AMT) (ACA Insd)                                                       6.600          07/01/24                 3,538,795
  1,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
          144A - Private Placement (b)                                             6.400          09/01/11                 1,062,300
    840   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
          144A - Private Placement (Escrowed to Maturity) (b)                      6.500          09/01/06                   894,054
                                                                                                                      --------------
                                                                                                                           5,495,149
                                                                                                                      --------------

          DISTRICT OF COLUMBIA    2.0%
  5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT)
          (FGIC Insd)                                                              5.250          10/01/32                 5,220,150
                                                                                                                      --------------

          FLORIDA    3.0%
  2,000   Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare Fac
          Ln VHA Pgm (AMBAC Insd)                                                  5.950          07/01/20                 2,035,080
  1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                         5.500          11/15/32                 1,048,610
  2,100   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT)
          (FGIC Insd)                                                              5.375          10/01/27                 2,222,640
  2,375   North Broward, FL Hosp Dist Rev Impt                                     6.000          01/15/31                 2,542,129
                                                                                                                      --------------
                                                                                                                           7,848,459
                                                                                                                      --------------

          GEORGIA    6.8%
  1,937   Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost
          $1,936,856) (c)                                                          7.250          06/15/10                 2,019,211
  7,000   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                         6.500          01/01/20                 8,983,450
  6,245   Municipal Elec Auth GA Combustion Turbine Proj Ser A
          (MBIA Insd)                                                              5.250          11/01/16                 6,962,925
                                                                                                                      --------------
                                                                                                                          17,965,586
                                                                                                                      --------------

          ILLINOIS    5.7%
     60   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA
          Collateralized)                                                          7.000          09/01/27                    60,274
     45   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA
          Collateralized)                                                          7.625          09/01/27                    45,192
  2,000   Cook Cnty, IL Cmnty Cap Apprec (FSA Insd)                                  *            12/01/10                 1,637,280
  2,500   Du Page Cnty, IL Trans Rev (FSA Insd)                                    5.750          01/01/17                 2,856,175





  3,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                        5.500          08/15/43                 3,212,970
  3,630   Kendall, Kane & Will Cntys, IL Cmnty Sch Dist 308 Ser
          B (FGIC Insd) (a)                                                        5.250          10/01/20                 4,016,196
  1,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
          McCormick Pl Expn Proj Rfdg (FGIC Insd)                                  5.500          12/15/24                 1,114,020
  1,865   Sangamon Cnty, IL Cmnty Unit Sch Dist No 5 (FGIC
          Insd) (a)                                                                6.500          12/01/05                 1,930,331
                                                                                                                      --------------
                                                                                                                          14,872,438
                                                                                                                      --------------

          INDIANA    2.1%
  3,270   Allen Cnty, IN War Mem Coliseum Ser A (AMBAC Insd) (a)                   5.500          11/01/16                 3,679,110
  1,000   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                   5.950          08/01/30                 1,028,180
  1,210   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd) (a)              *            01/15/16                   755,149
                                                                                                                      --------------
                                                                                                                           5,462,439
                                                                                                                      --------------

          IOWA    0.8%
  1,890   Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd) (a)                     5.750          06/01/17                 2,124,984
                                                                                                                      --------------

          KENTUCKY    2.4%
  1,475   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl
          Arpt Ser A Rfdg (AMT) (MBIA Insd)                                        6.200          03/01/08                 1,614,299
  1,995   Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA Collateralized)              5.450          01/01/32                 2,058,142
  2,345   Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg
          (Prerefunded @ 01/01/11) (FSA Insd)                                      5.625          07/01/14                 2,666,171
                                                                                                                      --------------
                                                                                                                           6,338,612
                                                                                                                      --------------

          LOUISIANA    1.8%
  2,500   Lafayette, LA Utils Rev (MBIA Insd)                                      5.250          11/01/23                 2,776,750
  2,000   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
          (GNMA Collateralized)                                                    5.375          10/20/39                 2,038,640
                                                                                                                      --------------
                                                                                                                           4,815,390
                                                                                                                      --------------

          MARYLAND    1.8%
  1,050   Maryland St Econ Dev Corp Univ MD College Pk Proj                        5.625          06/01/35                 1,090,498
  1,000   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg              5.375          08/15/24                 1,038,450
  2,350   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                    5.500          04/01/16                 2,592,520
                                                                                                                     ---------------
                                                                                                                           4,721,468
                                                                                                                     ---------------

          MASSACHUSETTS    4.3%
  2,400   Massachusetts St Dev Fin Agy Rev Clg Pharmacy & Allied Hlth Ser D (d)    5.000          07/01/35                 2,486,688
  3,000   Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                5.625          01/01/16                 3,354,270
  1,000   Massachusetts St Fed Hwy Gnt Antic Nt Ser A                              5.750          06/15/15                 1,127,220




  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C         5.750          07/01/32                 1,099,050
  3,000   Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)                       5.000          08/01/32                 3,120,720
                                                                                                                      --------------
                                                                                                                          11,187,948
                                                                                                                      --------------

          MICHIGAN    2.8%
  3,505   Detroit, MI Wtr Supply Sys Ser B (MBIA Insd) (a)                         5.250          07/01/18                 3,903,834
  2,000   Michigan St Ctf Part (AMBAC Insd)                                        5.500          06/01/27                 2,186,860
  1,215   Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd) (a)                     5.250          05/01/19                 1,357,787
                                                                                                                      --------------
                                                                                                                           7,448,481
                                                                                                                      --------------

          MINNESOTA    0.4%
  1,000   Chaska, MN Elec Rev Ser A                                                6.100          10/01/30                 1,123,740
                                                                                                                      --------------

          MISSISSIPPI    0.6%
  1,040   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
          (GNMA Collateralized)                                                    7.600          06/01/29                 1,080,154
    430   Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
          (GNMA Collateralized)                                                    7.550          12/01/27                   438,321
                                                                                                                      --------------
                                                                                                                           1,518,475
                                                                                                                      --------------

          MISSOURI    2.2%
  2,150   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                     5.500          06/01/22                 2,231,872
     70   Saint Louis Cnty, MO Single Family Mtg Rev (MBIA Insd)                   6.900          04/01/16                    71,261
  3,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd) (e)                               6.200          06/01/10                 3,400,620
                                                                                                                      --------------
                                                                                                                           5,703,753
                                                                                                                      --------------

          NEVADA    4.8%
  7,500   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                     5.000          07/01/36                 7,776,225
  3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
          (AMT) (AMBAC Insd)                                                       5.250          07/01/34                 3,147,540
  1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                     5.125          06/01/32                 1,564,485
                                                                                                                      --------------
                                                                                                                          12,488,250
                                                                                                                      --------------

          NEW HAMPSHIRE    1.1%
  2,500   New Hampshire Hlth & Ed Fac Univ Sys of NH (AMBAC Insd)                  5.500          07/01/15                 2,821,975
                                                                                                                      --------------

          NEW JERSEY    18.9%
  2,000   Garden St Preservation Tr NJ Ser A (FSA Insd)                            5.250          11/01/18                 2,227,280
  2,000   New Jersey Econ Dev Auth Cigarette Tax                                   5.750          06/15/34                 2,111,780
  5,000   New Jersey Econ Dev Auth Mtr Veh Sur Rev Ser A
          (MBIA Insd)                                                              5.000          07/01/22                 5,395,050
  5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser F
          (Prerefunded @ 06/15/13) (FGIC Insd)                                     5.250          06/15/20                 5,668,450
  3,705   New Jersey Econ Dev Auth Sch Fac Constr Ser I
          (Prerefunded @ 09/01/14) (FGIC Insd)                                     5.000          09/01/20                 4,157,899
 20,000   New Jersey Econ Dev Auth St Contract Econ Recovery
          (MBIA Insd)                                                              5.900          03/15/21                24,442,000




  5,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A
          (AMBAC Insd)                                                             5.250          09/01/21                 5,528,400
                                                                                                                      --------------
                                                                                                                          49,530,859
                                                                                                                      --------------

          NEW MEXICO    0.3%
    860   New Mexico Mtg Fin Auth Single Family Mtg Pgm Ser G
          (AMT) (GNMA Collateralized)                                              7.250          07/01/26                   878,705
                                                                                                                      --------------

          NEW YORK    12.1%
  9,600   New York City Ser A                                                      7.000          08/01/07                10,331,808
    400   New York City Ser A (Prerefunded @ 08/01/06)                             7.000          08/01/07                   433,392
  2,500   New York St Dorm Auth Lease Mun Hlth Facs Impt Ser 1
          (FSA Insd)                                                               5.500          01/15/12                 2,799,050
  1,495   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A                     5.750          08/15/12                 1,606,168
      5   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A
          (Prerefunded @ 02/15/07)                                                 5.750          08/15/12                     5,428
  1,445   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg
          (MBIA Insd)                                                              5.750          02/15/17                 1,646,635
  2,040   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                  5.750          02/15/18                 2,300,508
  1,500   New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                  5.250          07/01/20                 1,634,190
  1,000   New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                  5.250          07/01/21                 1,085,390
  3,780   New York St Mtg Agy Rev Ser 101 (AMT)                                    5.400          04/01/32                 3,902,812
  4,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt
          Terminal 6 (AMT) (MBIA Insd)                                             5.750          12/01/22                 4,348,840
  1,500   Sales Tax Asset Receivable Corp Ser A (MBIA Insd)                        5.000          10/15/21                 1,637,880
                                                                                                                      --------------
                                                                                                                          31,732,101
                                                                                                                      --------------

          NORTH CAROLINA    6.8%
  1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                      6.700          01/01/19                 1,691,505
 11,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg
          (MBIA Insd)                                                              6.000          01/01/12                12,826,660
  3,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                            5.250          01/01/19                 3,330,420
                                                                                                                      --------------
                                                                                                                          17,848,585
                                                                                                                      --------------

          NORTH DAKOTA    0.2%
    535   North Dakota St Hsg Fin Agy Ser C (AMT)                                  5.550          07/01/29                   537,402
                                                                                                                      --------------

          OHIO    3.1%
    385   Akron, OH Ctf Part Akron Muni Baseball Stad Proj                         6.500          12/01/07                   415,080
  1,190   Bowling Green St Univ OH (FGIC Insd)                                     5.750          06/01/14                 1,352,209
    500   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                           7.500          01/01/30                   566,285
  3,000   Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig Rfdg
          (MBIA Insd)                                                              6.000          11/15/07                 3,231,000
  1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                  6.000          11/15/32                 1,611,495
  1,000   Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj
          Rfdg (AMT) (AMBAC Insd)                                                  6.375          04/01/29                 1,022,210
                                                                                                                      --------------
                                                                                                                           8,198,279




          OKLAHOMA    3.9%
    470   Central OK Transn & Pkg Auth Pkg Sys (AMBAC Insd)                        5.000          07/01/19                   507,299
    525   Central OK Transn & Pkg Auth Pkg Sys (AMBAC Insd)                        5.000          07/01/20                   564,716
  4,770   McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                      *            02/01/34                 1,136,453
  1,300   Sapulpa, OK Muni Auth Cap Rev Impt & Rfdg (Prerefunded
          @ 07/01/10) (FSA Insd)                                                   5.750          07/01/30                 1,488,188
  1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                    6.250          11/01/22                 1,162,950
  2,000   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd)                                 6.125          06/01/05                 2,026,880
  3,140   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd) (a)                             6.250          06/01/08                 3,490,267
                                                                                                                      --------------
                                                                                                                          10,376,753
                                                                                                                      --------------

          OREGON    3.1%
  2,500   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                         5.250          07/01/22                 2,766,650
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                              5.250          11/01/18                 5,522,050
                                                                                                                      --------------
                                                                                                                           8,288,700
                                                                                                                      --------------

          PENNSYLVANIA    8.1%
  2,295   Allegheny Valley, PA Sch Dist Ser A (MBIA Insd)                          5.000          11/01/24                 2,469,994
  2,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                       5.000          12/01/33                 2,191,460
  1,000   Harrisburg, PA Cap Apprec Nts Ser F Rfdg (AMBAC Insd)                      *            03/15/15                   656,830
  1,865   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd) (a)                      *            09/15/15                 1,199,195
  1,865   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                          *            03/15/16                 1,163,685
  4,000   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)          5.250          03/15/20                 4,479,000
  3,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)              5.375          01/01/21                 3,240,030
  5,415   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd) (a)          5.375          01/01/22                 5,833,146
                                                                                                                      --------------
                                                                                                                          21,233,340
                                                                                                                      --------------

          SOUTH CAROLINA    1.5%
  1,250   Easley, SC Util Rev Comb (FSA Insd) (a)                                  5.250          12/01/18                 1,392,525
  2,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
          Ser A (AMBAC Insd)                                                       5.200          11/01/27                 2,681,200
                                                                                                                      --------------
                                                                                                                           4,073,725
                                                                                                                      --------------

          SOUTH DAKOTA    0.6%
  1,375   Deadwood, SD Ctfs Partn (ACA Insd)                                       6.375          11/01/20                 1,484,038
                                                                                                                      --------------

          TENNESSEE    0.9%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser
          B Impt & Rfdg                                                            8.000          07/01/33                 1,200,920



  1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
          St Hlth Ser A Rfdg (MBIA Insd)                                           7.500          07/01/25                 1,271,460
                                                                                                                      --------------
                                                                                                                           2,472,380
                                                                                                                      --------------

          TEXAS    20.5%
    980   Austin, TX Utility Sys Rev Comb (AMBAC Insd)                             6.500          11/15/05                 1,012,693
     20   Austin, TX Utility Sys Rev Comb Rfdg (Escrowed to Maturity)
          (AMBAC Insd)                                                             6.500          11/15/05                    20,684
  2,545   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)                   5.375          02/15/17                 2,785,172
  3,000   Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)          5.875          02/15/29                 3,056,550
  2,500   Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg (FSA Insd)                   5.375          10/01/18                 2,815,025
  5,500   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
          (FGIC Insd) (e)                                                          5.500          11/01/31                 5,815,040
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)            5.500          11/01/21                 4,394,120
  1,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)           5.750          11/01/30                 1,631,910
  2,000   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                             5.500          07/01/20                 2,248,120
  3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                 5.625          07/01/30                 3,267,180
  5,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                 5.125          07/01/32                 5,143,550
  6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                5.250          05/15/21                 6,643,020
  2,185   Lower Colorado Riv Auth TX LCRA Svcs Corp Proj Rfdg (FGIC Insd)          5.000          05/15/24                 2,324,294
  2,000   Lower Colorado Riv Auth TX LCRA Svcs Corp Proj Rfdg (FGIC Insd)          5.000          05/15/33                 2,057,980
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj           7.250          01/01/31                 1,504,005
  5,000   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)    5.250          08/15/32                 5,304,850
  1,090   Texas Gen Svcs Comm Partn Int Lease Purch Ctfs (Acquired 03/16/95,
          Cost $1,090,022) (c)                                                     7.250          08/01/11                 1,098,622
  2,360   University TX Rev Fin Sys Ser B                                          5.250          08/15/20                 2,610,042
                                                                                                                      --------------
                                                                                                                          53,732,857
                                                                                                                      --------------

          WASHINGTON    7.3%
  9,850   Bellevue, WA Convention Cent Comp Int Rfdg (MBIA Insd)                     *            02/01/25                 3,777,475
  3,750   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro
          Ser A (AMT) (MBIA Insd)                                                  5.600          01/01/36                 4,020,900
  5,000   Energy Northwest WA Elec Rev Columbia Generating Ser A Rfdg
          (FSA Insd)                                                               5.500          07/01/16                 5,602,150
  2,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                             5.625          02/01/24                 2,186,380
  5,125   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser
          C Rfdg (MBIA Insd)                                                         *            07/01/14                 3,487,511
                                                                                                                      --------------
                                                                                                                          19,074,416
                                                                                                                      --------------

          WEST VIRGINIA    3.1%
  8,000   Harrison Cnty, WV Cmnty Solid Waste Disp Rev West Penn Pwr Co
          Proj Ser A (AMT) (MBIA Insd)                                             6.875          04/15/22                 8,026,320
                                                                                                                      --------------




          WISCONSIN    0.7%
  1,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          Ser A Rfdg (MBIA Insd)                                                   5.500          12/15/20                 1,773,135
                                                                                                                      --------------

TOTAL LONG-TERM INVESTMENTS    155.3%
   (Cost $373,876,834)                                                                                                   407,737,250

TOTAL SHORT-TERM INVESTMENTS    1.4%
   (Cost $3,600,000)                                                                                                       3,600,000
                                                                                                                      --------------

TOTAL INVESTMENTS    156.7%
   (Cost $377,476,834)                                                                                                   411,337,250

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                              1,277,534

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.2%)                                                          (150,151,516)
                                                                                                                      --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $262,463,268
                                                                                                                      ==============

               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a)            The Trust owns 100% of the bond issuance.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets applicable to common shares.

(d)            Securities purchased on a when-issued or delayed delivery basis.

(e) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FNMA           - Federal National Mortgage Association
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2005:


                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
                                                                                       CONTRACTS          DEPRECIATION
            SHORT CONTRACTS:
             U.S. Treasury Notes 10-Year Futures March 2005
             (Current Notional Value of $112,266 per contract)                               126          $  (147,785)
             U.S. Treasury Notes 5-Year Futures March 2005
             (Current Notional Value of $109,250 per contract)                               592             (177,400)

                                                                                  --------------          ------------
                                                                                             718          $ (325,185)
                                                                                  ==============          ============



Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005